T. ROWE PRICE Small-Cap Stock Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.2%
COMMUNICATION SERVICES  1.9%
Entertainment  1.1%
Liberty Media Corp-Liberty Live, Class C (1) 1,990,102 102,152
102,152
Interactive Media & Services  0.8%
Match Group (1) 624,138 23,617
Reddit, Class A (1) 427,166 28,159
Vimeo (1) 4,699,545 23,733
75,509
Total Communication Services 177,661
CONSUMER DISCRETIONARY  6.8%
Automobile Components  0.3%
Modine Manufacturing (1) 231,967 30,803
30,803
Broadline Retail  0.2%
Etsy (1) 16,654 925
Ollie's Bargain Outlet Holdings (1) 94,777 9,212
Savers Value Village (1) 1,157,876 12,181
22,318
Diversified Consumer Services  0.9%
Bright Horizons Family Solutions (1) 322,698 45,220
Duolingo (1) 31,114 8,775
Strategic Education  329,644 30,508
84,503
Hotels, Restaurants & Leisure  2.6%
BJ's Restaurants (1) 50,966 1,659
Caesars Entertainment (1) 607,870 25,373
Cava Group (1) 234,586 29,054
Dutch Bros, Class A (1) 891,895 28,567
Papa John's International  775,768 41,791
Red Rock Resorts, Class A  536,269 29,195
Shake Shack, Class A (1) 362,139 37,376

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 16,919
Wyndham Hotels & Resorts  380,540 29,735
239,669
Household Durables  0.8%
Champion Homes (1) 591,261 56,081
Installed Building Products  80,911 19,926
76,007
Specialty Retail  1.7%
Advance Auto Parts  760,963 29,670
Burlington Stores (1) 111,507 29,380
Caleres  541,681 17,903
Five Below (1) 360,050 31,810
Floor & Decor Holdings, Class A (1) 79,561 9,879
RH (1) 98,684 33,003
151,645
Textiles, Apparel & Luxury Goods  0.3%
Skechers USA, Class A (1) 434,011 29,044
29,044
Total Consumer Discretionary 633,989
CONSUMER STAPLES  2.3%
Beverages  0.3%
Boston Beer, Class A (1) 107,293 31,023
31,023
Food Products  1.3%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $14,293 (1)(2)(4) 774,080 2,918
Post Holdings (1) 392,972 45,487
Simply Good Foods (1) 1,281,278 44,550
Utz Brands  1,706,001 30,196
123,151
Personal Care Products  0.7%
BellRing Brands (1) 501,591 30,457

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Inter Parfums  286,507 37,097
67,554
Total Consumer Staples 221,728
ENERGY  5.6%
Energy Equipment & Services  2.1%
Cactus, Class A  482,147 28,770
Expro Group Holdings (1) 1,949,286 33,469
Liberty Energy  1,204,763 22,999
TechnipFMC  2,806,438 73,613
Weatherford International  414,797 35,224
194,075
Oil, Gas & Consumable Fuels  3.5%
Antero Resources (1) 1,055,775 30,248
DT Midstream  385,039 30,287
Kimbell Royalty Partners  1,029,106 16,558
Magnolia Oil & Gas, Class A  1,764,021 43,077
Matador Resources  349,170 17,256
Range Resources  2,257,284 69,434
Sitio Royalties, Class A  402,805 8,395
Southwestern Energy (1) 10,044,148 71,414
Viper Energy  868,194 39,164
325,833
Total Energy 519,908
FINANCIALS  18.2%
Banks  9.2%
Banc of California  2,229,816 32,845
Blue Foundry Bancorp (1) 636,440 6,523
Cadence Bank  1,362,112 43,383
Capitol Federal Financial  3,072,812 17,945
Columbia Banking System  1,823,909 47,622
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(2)(4) 24,556 1,793
CrossFirst Bankshares (1) 1,396,866 23,314
Dime Community Bancshares  800,275 23,048
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $3,376 (1)(2)(3)(4) 337,634 5,996

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,443 (1)(2)(3)(4) 144,311 2,563
East West Bancorp  820,245 67,867
Eastern Bankshares  1,681,871 27,566
Equity Bancshares, Class A  603,418 24,668
FB Financial  810,715 38,047
First Bancshares  845,180 27,156
Five Star Bancorp  914,675 27,193
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(2)(4) 500,044 2,250
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(4) 98,245 67
HarborOne Bancorp  1,029,806 13,367
Home BancShares  1,020,030 27,633
Kearny Financial  1,277,546 8,777
Live Oak Bancshares  1,031,840 48,878
Origin Bancorp  698,667 22,469
Pacific Premier Bancorp  1,040,620 26,182
Pinnacle Financial Partners  584,708 57,284
Popular  251,059 25,174
Prosperity Bancshares  529,777 38,181
SouthState  646,158 62,794
Texas Capital Bancshares (1) 598,978 42,803
Western Alliance Bancorp  561,928 48,601
841,989
Capital Markets  3.9%
Cboe Global Markets  572,254 117,238
DigitalBridge Group  4,304,599 60,824
Hamilton Lane, Class A  197,051 33,181
StepStone Group, Class A  436,094 24,783
Stifel Financial  324,075 30,431
TMX Group (CAD)  2,931,646 91,887
358,344
Consumer Finance  0.4%
Encore Capital Group (1) 484,610 22,908

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRA Group (1) 486,860 10,886
33,794
Financial Services  1.4%
PennyMac Financial Services  890,954 101,542
Toast, Class A (1) 888,138 25,143
126,685
Insurance  3.3%
Assurant  326,059 64,840
First American Financial  447,843 29,562
Hanover Insurance Group  198,600 29,415
Oscar Health, Class A (1) 3,385,244 71,801
RLI  211,965 32,850
Selective Insurance Group  330,184 30,806
TWFG (1) 321,473 8,719
White Mountains Insurance Group  19,808 33,598
301,591
Total Financials 1,662,403
HEALTH CARE  17.2%
Biotechnology  7.0%
ACELYRIN (1) 2,591,350 12,775
Akero Therapeutics (1) 247,382 7,097
Arcellx (1) 288,649 24,105
Arrowhead Pharmaceuticals (1) 1,109,494 21,491
Black Diamond Therapeutics (1) 2,508,412 10,912
Blueprint Medicines (1) 308,200 28,508
Celldex Therapeutics (1) 526,400 17,892
Centessa Pharmaceuticals, ADR (1) 893,714 14,290
Crinetics Pharmaceuticals (1) 438,453 22,405
CRISPR Therapeutics (1) 179,303 8,424
Cytokinetics (1) 1,232,624 65,082
Erasca (1) 3,642,347 9,944
Immatics (1) 1,633,451 18,638
Immunocore Holdings, ADR (1) 1,819,036 56,627
Immunome (1) 2,069,087 30,250
Immunovant (1) 1,285,554 36,651

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insmed (1) 642,731 46,919
Ionis Pharmaceuticals (1) 763,749 30,596
Iovance Biotherapeutics (1) 1,743,736 16,374
Merus (1) 249,434 12,462
Nurix Therapeutics (1) 603,858 13,569
Prime Medicine (1) 706,918 2,736
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(4) 85,583 218
Tango Therapeutics (1) 1,186,350 9,135
Vaxcyte (1) 814,158 93,034
Vera Therapeutics (1) 396,414 17,521
Xenon Pharmaceuticals (1) 309,605 12,189
639,844
Health Care Equipment & Supplies  3.5%
Haemonetics (1) 904,847 72,732
Masimo (1) 687,631 91,682
Neogen (1) 2,522,238 42,399
Novocure (1) 907,753 14,188
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(2)(4) 3,701,604 1,518
Penumbra (1) 188,231 36,575
PROCEPT BioRobotics (1) 365,369 29,273
QuidelOrtho (1) 642,468 29,296
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $6,947 (1)(2)(4) 473,524 6,947
324,610
Health Care Providers & Services  2.4%
Alignment Healthcare (1) 1,188,125 14,044
Concentra Group Holdings Parent (1) 775,253 17,335
LifeStance Health Group (1) 2,181,043 15,267
Molina Healthcare (1) 84,302 29,047
NeoGenomics (1) 2,940,157 43,367
Privia Health Group (1) 2,102,030 38,278
Progyny (1) 1,546,755 25,924
RadNet (1) 227,043 15,754

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Select Medical Holdings  687,748 23,982
222,998
Health Care Technology  0.7%
Doximity, Class A (1) 726,532 31,655
Waystar Holding (1) 1,065,592 29,719
61,374
Life Sciences Tools & Services  2.2%
10X Genomics, Class A (1) 961,565 21,712
Bruker  1,251,974 86,461
Repligen (1) 6,392 951
Sotera Health (1) 3,290,503 54,952
Stevanato Group  1,722,259 34,445
198,521
Pharmaceuticals  1.4%
Elanco Animal Health (1) 5,827,850 85,611
Neumora Therapeutics (1) 1,020,367 13,479
Rapport Therapeutics (1) 432,107 8,849
Structure Therapeutics, ADR (1) 318,152 13,964
Third Harmonic Bio (1) 564,622 7,651
129,554
Total Health Care 1,576,901
INDUSTRIALS & BUSINESS SERVICES  17.9%
Aerospace & Defense  0.8%
Cadre Holdings  398,385 15,119
Leonardo DRS (1) 1,617,714 45,652
Loar Holdings (1) 130,615 9,742
70,513
Building Products  1.7%
AAON  282,712 30,488
AZZ  823,411 68,022
CSW Industrials  82,809 30,340
Simpson Manufacturing  52,722 10,084
Zurn Elkay Water Solutions  485,973 17,466
156,400

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  1.7%
BrightView Holdings (1) 1,939,065 30,521
Casella Waste Systems, Class A (1) 302,530 30,099
MSA Safety  170,900 30,307
Rentokil Initial (GBP)  1,779,438 8,701
Tetra Tech  627,240 29,581
VSE  358,843 29,687
158,896
Construction & Engineering  1.2%
API Group (1) 868,325 28,672
Arcosa  541,895 51,350
WillScot Holdings (1) 742,814 27,930
107,952
Electrical Equipment  0.3%
Thermon Group Holdings (1) 1,032,952 30,823
30,823
Ground Transportation  1.0%
Landstar System  93,766 17,709
Saia (1) 159,925 69,929
87,638
Machinery  5.6%
Crane  256,674 40,626
Enerpac Tool Group  900,872 37,738
Enpro  280,786 45,538
Esab  699,914 74,408
ESCO Technologies  270,376 34,873
Federal Signal  457,679 42,775
Graco  363,762 31,833
Mueller Water Products, Class A  1,409,231 30,580
RBC Bearings (1) 278,398 83,347
Spirax Group (GBP)  185,702 18,720
SPX Technologies (1) 436,920 69,671
Toro  100,328 8,701
518,810

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  1.9%
Acuren PIPE, Acquisition Date: 7/11/24, Cost $17,148 (1)(4) 1,714,814 16,331
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(2)
(4) 568,563 2,456
Parsons (1) 664,393 68,884
Paycor HCM (1) 2,071,379 29,393
Paylocity Holding (1) 157,615 26,002
Verra Mobility (1) 989,641 27,522
170,588
Trading Companies & Distributors  3.7%
Beacon Roofing Supply (1) 655,057 56,616
Custom Truck One Source (1) 1,629,058 5,620
FTAI Aviation  521,692 69,333
GMS (1) 561,541 50,859
McGrath RentCorp  255,127 26,860
Rush Enterprises, Class A  560,669 29,620
SiteOne Landscape Supply (1) 620,899 93,700
Transcat (1) 84,120 10,159
342,767
Total Industrials & Business Services 1,644,387
INFORMATION TECHNOLOGY  12.5%
Electronic Equipment, Instruments & Components  4.3%
Cognex  333,838 13,521
CTS  659,116 31,888
Insight Enterprises (1) 239,478 51,581
Mirion Technologies (1) 5,778,227 63,965
Novanta (1) 180,712 32,333
PAR Technology (1)(3) 2,112,699 110,029
Teledyne Technologies (1) 139,932 61,243
Vontier  901,569 30,419
394,979
IT Services  0.1%
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $1,073 (1)
(2)(4) 24,285 1,915

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Acquisition Date: 4/14/21, Cost $2,746 (1)
(2)(4) 122,320 4,257
6,172
Semiconductors & Semiconductor Equipment  2.1%
Entegris  8,636 972
Lattice Semiconductor (1) 1,796,121 95,320
MACOM Technology Solutions Holdings (1) 274,789 30,573
Onto Innovation (1) 140,810 29,226
Power Integrations  598,843 38,398
194,489
Software  6.0%
Altair Engineering, Class A (1) 313,131 29,907
Amplitude, Class A (1) 3,710,712 33,285
Appfolio, Class A (1) 38,754 9,123
Aurora Innovation (1) 7,956,388 47,102
Braze, Class A (1) 740,158 23,937
CCC Intelligent Solutions Holdings (1) 4,533,315 50,093
Descartes Systems Group (1) 644,677 66,376
DoubleVerify Holdings (1) 1,936,413 32,609
Intapp (1) 1,027,400 49,140
JFrog (1) 882,234 25,620
Manhattan Associates (1) 32,016 9,009
Onestream (1) 330,156 11,192
QXO  4,822,296 76,048
Socure, Acquisition Date: 12/22/21, Cost $2,034 (1)(2)(4) 126,571 526
Varonis Systems (1) 546,260 30,864
Workiva (1) 661,133 52,309
547,140
Total Information Technology 1,142,780
MATERIALS  4.1%
Chemicals  1.3%
Cabot  189,166 21,143
Element Solutions  2,059,524 55,937
HB Fuller  483,899 38,412
115,492

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.5%
DS Smith (GBP)  7,354,804 45,482
45,482
Metals & Mining  1.6%
Constellium (1) 3,230,985 52,536
ERO Copper (CAD) (1) 1,869,142 41,613
Osisko Gold Royalties  1,049,657 19,429
Royal Gold  260,177 36,503
150,081
Paper & Forest Products  0.7%
Louisiana-Pacific  303,097 32,571
West Fraser Timber (CAD)  328,115 31,968
64,539
Total Materials 375,594
REAL ESTATE  4.6%
Health Care Real Estate Investment Trusts  0.3%
Healthcare Realty Trust, REIT  1,552,699 28,182
28,182
Hotel & Resort Real Estate Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  209,652 22,483
22,483
Industrial Real Estate Investment Trusts  1.2%
EastGroup Properties, REIT  155,135 28,982
Rexford Industrial Realty, REIT  578,809 29,120
Terreno Realty, REIT  753,023 50,325
108,427
Real Estate Management & Development  1.3%
Colliers International Group  203,027 30,822
FirstService  359,013 65,505
Howard Hughes Holdings (1) 252,356 19,540
115,867
Residential Real Estate Investment Trusts  0.9%
Flagship Communities REIT, REIT  1,077,211 16,363

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independence Realty Trust, REIT  3,337,107 68,411
84,774
Specialized Real Estate Investment Trusts  0.7%
CubeSmart, REIT  1,156,385 62,248
62,248
Total Real Estate 421,981
UTILITIES  3.2%
Electric Utilities  1.3%
IDACORP  308,747 31,829
OGE Energy  837,278 34,345
TXNM Energy  1,308,156 57,258
123,432
Gas Utilities  0.9%
Chesapeake Utilities  630,811 78,328
78,328
Independent Power & Renewable Electricity
Producers  0.3%
Talen Energy (1) 163,967 29,225
29,225
Water Utilities  0.7%
California Water Service Group  786,943 42,668
Middlesex Water  305,483 19,930
62,598
Total Utilities 293,583
Total Miscellaneous Common Stocks  2.9% (6) 269,036
Total Common Stocks (Cost $6,590,036) 8,939,951
CONVERTIBLE BONDS  0.1%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $4,745 (1)(2)(4) 4,745,400 4,745
Total Convertible Bonds (Cost $4,745) 4,745

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  1.9%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,812 (1)
(2)(3)(4)(5) 758,455 3,322
3,322
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(2)
(4) 1,848,191 1,645
1,645
Total Consumer Discretionary 4,967
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $39 (1)(2)(4) 2,101 8
Total Consumer Staples 8
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $9,075 (1)(2)(4) 86,312 6,302
Total Financials 6,302
HEALTH CARE  0.7%
Biotechnology  0.1%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $4,493 (1)(2)(4) 1,627,947 5,926
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $8,050 (1)(2)(4) 993,799 3,617
9,543
Health Care Equipment & Supplies  0.1%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(2)(4) 5,330,753 4,531
4,531
Health Care Providers & Services  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(2)(4) 3,902,227 6,673
6,673

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  0.4%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(2)
(4) 403,512 3,357
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $5,808 (1)
(2)(4) 657,721 1,230
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(2)(4) 497,323 23,111
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(2)(4) 261,906 12,171
39,869
Total Health Care 60,616
INDUSTRIALS & BUSINESS SERVICES  0.2%
Aerospace & Defense  0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $5,882 (1)(2)(4) 130,614 1,805
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(2)(4) 2,061,623 10,040
11,845
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(2)
(4) 420,147 2,672
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(2)(4) 148,715 946
3,618
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(2)(4) 269,870 534
534
Professional Services  0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(2)
(4) 852,879 3,684
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(2)
(4) 1,176,033 5,081
8,765
Total Industrials & Business Services 24,762
INFORMATION TECHNOLOGY  0.5%
IT Services  0.3%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(2)(4) 293,317 1,311
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(2)(4) 95,996 429

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $10 (1)
(2)(4) 381 30
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $4,907 (1)(2)(4) 186,629 14,716
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $997 (1)
(2)(4) 9,288 732
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $491 (1)
(2)(4) 4,130 326
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $618 (1)(2)(4) 27,540 958
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $62 (1)(2)(4) 2,740 95
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $67 (1)(2)(4) 2,980 104
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $2,203 (1)(2)(4) 98,096 3,414
22,115
Software  0.2%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(2)(4) 886,735 3,627
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(2)
(4) 261,432 1,069
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(2)(4) 1,068,639 5,632
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $7,110 (1)(2)(4) 1,127,860 6,418
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $698 (1)(2)(4) 79,390 452
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,472 (1)
(2)(4) 153,828 640
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,029 (1)
(2)(4) 126,253 525
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(4) 2,284 9
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,702 (1)
(2)(4) 292,632 1,217
19,589
Total Information Technology 41,704
MATERIALS  0.4%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(2)(4) 149,321 7,693

T. ROWE PRICE Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(2)(4) 237,759 4,649
12,342
Metals & Mining  0.3%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(2)(4) 214,677 18,238
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(2)(4) 106,359 9,035
27,273
Total Materials 39,615
Total Convertible Preferred Stocks (Cost $216,645) 177,974
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.97% (3)(7) 78,995,084 78,995
Total Short-Term Investments (Cost $78,995) 78,995
Total Investments in Securities  100.1%
(Cost $6,890,421) $ 9,201,665
Other Assets Less Liabilities (0.1)% (7,285)
Net Assets 100.0% $ 9,194,380
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Affiliated Companies
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $249,393 and represents 2.7% of net assets.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Small-Cap Stock Fund

.
.
.
.
.
.
.
.
.
.
CAD Canadian Dollar
GBP British Pound
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Dogwood State Bank, Non-Voting Shares  $ — $ 401 $ —
Dogwood State Bank, Voting Shares  — 30 —
PAR Technology  (2,799) 24,878 —
Torchys Holdings  — (789) —
Torchys Holdings, Class A  — (4,018) —
T. Rowe Price Government Reserve Fund,
4.97% — — 3,699
Affiliates not held at period end 1,207 152 —
Totals $ (1,592)# $ 20,654 $ 3,699+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
Dogwood State Bank, Non-
Voting Shares  $ 5,157 $ 438 $ — $ 5,996
Dogwood State Bank, Voting
Shares  2,533 — — 2,563
Dogwood State Bank,
Warrants, 5/6/24  343 — — —
Haynes International  38,537 — 39,032 —
PAR Technology  81,818 25,044 21,711 110,029
Torchys Holdings  4,111 — — 3,322
Torchys Holdings, Class A  20,937 — — 16,919
T. Rowe Price Government
Reserve Fund, 4.97% 99,505  ¤  ¤ 78,995
Total $ 217,824^

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $3,699 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $225,326.

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Small-Cap Stock Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Small-Cap Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Small-Cap Stock Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $(9,848,000) for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,612,856 $ 276,970 $ 50,125 $ 8,939,951
Convertible Bonds — — 4,745 4,745
Convertible Preferred Stocks — — 177,974 177,974
Short-Term Investments 78,995 — — 78,995
Total $ 8,691,851 $ 276,970 $ 232,844 $ 9,201,665
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/24
Investment in Securities
Common Stocks $ 45,840 $ (2,950) $ 7,385 $ (150) $ 50,125
Convertible Bonds — — 4,745 — 4,745
Convertible Preferred Stocks 181,652 (4,166) 9,035 (8,547) 177,974
Total $ 227,492 $ (7,116) $ 21,165 $ (8,697) $ 232,844

T. ROWE PRICE Small-Cap Stock Fund

epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F65-054Q3 09/24